Related Party Transactions (Narrative) (Details) - CAD ($)		1 Months Ended						12 Months Ended
	Jul. 15, 2020	Jun. 30, 2021	Apr. 19, 2021	Mar. 31, 2021	Aug. 31, 2020	Aug. 18, 2020	Jan. 17, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Accrued dividends								$ 22,872	$ 39,814
Amount of debt settlement					$ 256,769	$ 256,769	$ 349,555
Proceeds from issue of preference shares								$ 0	0	$ 415,998
Director [Member]
Disclosure of classes of share capital [line items]
Number of common shares subscribed								1,125,500
Value of common shares subscribed								$ 202,590
June 2021 Debt Settlement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued to creditors		889,612
Amount of debt settlement		$ 342,500
June 2021 Debt Settlement [Member] | Directors or officers [Member]
Disclosure of classes of share capital [line items]
Amount of debt settlement		$ 141,052
August 2020 Debt Settlement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued to creditors					1,426,491	1,426,491
Amount of debt settlement					$ 256,769	$ 256,769
August 2020 Debt Settlement [Member] | Directors or officers [Member]
Disclosure of classes of share capital [line items]
Amount of debt settlement					$ 204,769	$ 204,769
Dividend Payment [Member]
Disclosure of classes of share capital [line items]
Accrued dividends				$ 47,437
Units issued price per unit				$ 0.375
TSX Venture Exchange [Member]
Disclosure of classes of share capital [line items]
Accrued dividends			$ 47,737
Number of shares issued to creditors			126,492
Units issued price per unit			$ 0.375
TSX Venture Exchange [Member] | Directors or officers [Member]
Disclosure of classes of share capital [line items]
Accrued dividends			$ 14,156
Private Placement [Member]
Disclosure of classes of share capital [line items]
Number of units issued	3,649,110
Units issued price per unit	$ 0.18
Gross proceeds from issuance of units	$ 656,840
Preference Shares [Member] | Three Directors [Member]
Disclosure of classes of share capital [line items]
Accrued dividends								$ 6,825	$ 11,881
Number of preference shares issued										325,000
Proceeds from issue of preference shares										$ 130,000